Loan Number	Seller ID Number	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Status Comment
9000005	XXXXX	XXXXX				XXXXX	XXXXX	Cash Out: Other/Multipurpose/ Unknown purpose	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Credit	No Credit Findings	Cleared		1	No Credit Findings	The loan meets all applicable guidelines					Complete
9000008	XXXXX	XXXXX				XXXXX	XXXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Credit	No Credit Findings	Cleared		1	No Credit Findings	The loan meets all applicable guidelines					Complete
9000011	XXXXX	XXXXX				XXXXX	XXXXX	Cash Out: Other/Multipurpose/ Unknown purpose	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Credit	No Credit Findings	Cleared		1	No Credit Findings	The loan meets all applicable guidelines					Complete
9000004	XXXXX	XXXXX				XXXXX	XXXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Credit	Deed Missing or Defective	Cleared	XX/XX/XXXX	1	Deed Missing or Defective	Missing Conveyence deed from XXXX to XXXX	XX/XX/XXXX: Received conveyance deed.	XX/XX/XXXX			Complete
9000004	XXXXX	XXXXX				XXXXX	XXXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Credit	Hazard Insurance Missing or Defective	Cleared	XX/XX/XXXX	1	Hazard Insurance Missing or Defective	Hazard insurance missing for subject property located at: XXXXX	XX/XX/XXXX: Received hazard insurance.	XX/XX/XXXX			Complete
9000010	XXXXX	XXXXX				XXXXX	XXXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Credit	Deed Missing or Defective	Cleared	XX/XX/XXXX	1	Deed Missing or Defective	Missing Warranty deed from XXXX to XXXX	XX/XX/XXXX: Received conveyance deed.	XX/XX/XXXX			Complete
9000006	XXXXX	XXXXX				XXXXX	XXXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Credit	No Credit Findings	Cleared		1	No Credit Findings	The loan meets all applicable guidelines					Complete
9000009	XXXXX	XXXXX				XXXXX	XXXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Credit	No Credit Findings	Cleared		1	No Credit Findings	The loan meets all applicable guidelines					Complete
9000007	XXXXX	XXXXX				XXXXX	XXXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Credit	No Credit Findings	Cleared		1	No Credit Findings	The loan meets all applicable guidelines					Complete
9000003	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Compliance	No Compliance Findings	Cleared	XX/XX/XXXX	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years
;
																										Complete
9000003	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Credit	No Credit Findings	Cleared	XX/XX/XXXX	1	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years
;
																										Complete
9000003	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Property	No Property Findings	Cleared	XX/XX/XXXX	1	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years
;
																										Complete
9000002	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Credit	Note Document Indicator is Missing	Cleared	XX/XX/XXXX	1	Note Document Indicator is Missing	Note document indicator is Missing	XX/XX/XXXX - Note provided	XX/XX/XXXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years
;
																										Complete	Note document indicator is Present; exception resolved.
9000002	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Compliance	No Compliance Findings	Cleared	XX/XX/XXXX	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years
;
																										Complete
9000002	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Property	No Property Findings	Cleared	XX/XX/XXXX	1	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years
;
																										Complete
9000001	XXXXX	XXXXX			XXXXX	XXXXX	XXXXX	Cash Out: Other/Multipurpose/ Unknown purpose	Investment Property	XX/XX/XXXX	XX	$XXXX	Closed	XX/XX/XXXX	Credit	No Credit Findings	Cleared	XX/XX/XXXX	1	No Credit Findings	The loan meets all applicable credit guidelines.					Complete